Net Defined Benefits Liability Asset Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	₩ (116,405)	₩ (107,203)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	137,151	125,395
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible increase in actuarial assumption	136,707	124,766
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (117,765)	₩ (108,344)